Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class A
Trading Symbol	LCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$143	1.33%
[1]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Select Fund returned 15.34%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	15.34	9.12	15.96
Class A (with sales charge)	9.01	7.83	15.28
Russell 3000 Index	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,660,186,983
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 32,260,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class C
Trading Symbol	LCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$222	2.07%
[3]
Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Select Fund returned 14.49%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	14.49	8.30	15.10
Class C (with sales charge)	13.49	8.30	15.10
Russell 3000 Index	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,660,186,983
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 32,260,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class FI
Trading Symbol	LCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$146	1.36%
[5]
Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Select Fund returned 15.30%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	15.30	9.09	15.94
Russell 3000 Index	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,660,186,983
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 32,260,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class R
Trading Symbol	CBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$179	1.67%
[7]
Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Select Fund returned 14.94%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (6/3/2022)
Class R	14.94	12.95
Russell 3000 Index	20.81	17.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,660,186,983
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 32,260,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class I
Trading Symbol	LBFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$116	1.08%
[9]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Select Fund returned 15.62%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	15.62	9.37	16.26
Russell 3000 Index	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,660,186,983
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 32,260,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class IS
Trading Symbol	LCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$105	0.97%
[11]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Select Fund returned 15.75%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	15.75	9.49	16.37
Russell 3000 Index	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,660,186,983
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 32,260,983
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.